Operating Leases	12 Months Ended
Mar. 31, 2026
Operating leases [Abstract]
OPERATING LEASES

NOTE 8 – OPERATING LEASES

On January 1, 2018, the Company entered into a lease agreement with its related party company to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease at initial recognition. As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities.

Operating lease right-of-use assets as of March 31, 2026 and 2025 were as follows:

	As of March 31,
	2026	2025

Office and warehouse	$359,500	$341,730
Less: accumulated depreciation	(238,079)	(165,082)
Total right-of-use assets, net	$121,421	$176,648

The Company recognized depreciation expenses for the operating lease right-of-use assets office and warehouse over the lease period which is 10 years. For the years ended March 31, 2026 and 2025, the depreciation expenses were $69,551 and $69,343, respectively.

Operating lease liabilities as of March 31, 2026 and 2025 consisted of the following:

	As of March 31,
	2026	2025

Office and warehouse	$121,421	$176,648
Total operating lease liabilities, net	$121,421	$176,648

Current portion and non-current portion of operating lease liabilities as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Non-current portion of operating lease liabilities – related party	$53,442	$115,419
Current portion of operating lease liabilities – related party	67,979	61,229
Total operating lease liabilities	$121,421	$176,648

The discount rate used for the office and warehouse was 5.40%. The remaining lease term for the operating lease was 1.75 years.

Maturity analysis of operating lease liabilities as of March 31, 2026 is as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	5.40%
Less than one year	500,400	$72,543
Between one to two years	375,300	54,407

Total undiscounted cash flows	875,700	$126,950
Less: imputed interest	(38,139)	(5,529)
Operating lease liabilities	837,561	121,421

The Company had no other operating or financing lease agreements or short-term leases, defined as leases with initial term of 12 months or less, for the years ended March 31, 2026 and 2025.